FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
FINANCIAL STATEMENT SCHEDULE I
FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEET

DECEMBER 31, 2017 AND 2018
(In U.S. dollars, except share and per share data)

	December 31,
	2017	2018
ASSETS
Current assets:
Cash and cash equivalents	$4,536,809	$1,487,517
Prepaid expenses and other current assets	700,064	186,641
Total current assets	5,236,873	1,674,158
Investments in subsidiaries	386,872,629	523,650,516
TOTAL ASSETS	$392,109,502	$525,324,674

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$373,915	$192,997
Total current liabilities	373,915	192,997
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2017 and 2018; 279,214,103 shares issued and 270,918,702 shares outstanding as of December 31, 2017; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018)	27,328	33,439
Additional paid-in capital	247,076,428	368,681,449
Retained earnings	133,273,480	171,398,185
Accumulated other comprehensive income (loss)	13,107,187	(13,232,560)
Treasury shares, at cost (4,643,150 shares as of December 31, 2017 and 2018)	(1,748,836)	(1,748,836)
Total shareholders’ equity	391,735,587	525,131,677
TOTAL LIABILITIES AND EQUITY	$392,109,502	$525,324,674

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2016, 2017 AND 2018
(In U.S. dollars)

	Year ended December 31,
	2016	2017	2018
Operating expenses:
General and administrative	$(3,175,482)	$(4,987,820)	$(14,513,869)
Total operating expenses	(3,175,482)	(4,987,820)	(14,513,869)
Loss from operations	(3,175,482)	(4,987,820)	(14,513,869)
Interest income	-	-	289,773
Net loss before share of results of subsidiaries	(3,175,482)	(4,987,820)	(14,224,096)
Equity in earnings of subsidiaries	46,669,238	97,828,948	52,348,801
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$43,493,756	$92,841,128	$38,124,705

Other comprehensive (loss) income:
Foreign currency translation adjustments	(17,502,133)	21,829,007	(26,216,079)
Total other comprehensive (loss) income:	(17,502,133)	21,829,007	(26,216,079)
Comprehensive income	$25,991,623	$114,670,135	$11,908,626

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2016, 2017 AND 2018
(In U.S. dollars, except share and per share data)

	Ordinary shares		Treasury shares	Additional paid-in capital	Retained earnings (accumulated losses)	Accumulated other comprehensive income (loss)	Total
	Number	$
Balance at January 1, 2016	260,836,578	$26,320	$(1,748,836)	$236,358,070	$(3,061,404)	$8,780,313	$240,354,463
Net income	-	-	-	-	43,493,756	-	43,493,756
Other comprehensive loss	-	-	-	-	-	(17,502,133)	(17,502,133)
Share-based compensation	-	-	-	2,702,089	-	-	2,702,089
Options exercised	2,119,700	212	-	1,051,374	-	-	1,051,586
Balance at December 31, 2016	262,956,278	26,532	(1,748,836)	240,111,533	40,432,352	(8,721,820)	270,099,761
Net income	-	-	-	-	92,841,128	-	92,841,128
Other comprehensive income	-	-	-	-	-	21,829,007	21,829,007
Share-based compensation	-	-	-	4,200,273	-	-	4,200,273
Options exercised	5,596,050	560	-	2,764,858	-	-	2,765,418
Restricted shares vested	2,366,374	236	-	(236)	-	-	-
Balance at December 31, 2017	270,918,702	27,328	(1,748,836)	247,076,428	133,273,480	13,107,187	391,735,587
Net income	-	-	-	-	38,124,705	-	38,124,705
Other comprehensive loss	-	-	-	-	-	(26,216,079)	(26,216,079)
Share-based compensation	-	-	-	13,788,049	-	-	13,788,049
Options exercised	230,225	23	-	110,845	-	-	110,868
Restricted shares vested	9,271,350	927	-	(927)	-	-	-
Follow-on equity offering, net of issuance costs of $6,919,202	51,609,475	5,161	-	106,616,482	-	-	106,621,643
Acquisition of non-controlling interest	-	-	-	1,090,572	-	(123,668)	966,904
Balance at December 31, 2018	332,029,752	$33,439	$(1,748,836)	$368,681,449	$171,398,185	$(13,232,560)	$525,131,677

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2017 AND 2018
(In U.S. dollars)

	Year ended December 31,
	2016	2017	2018
OPERATING ACTIVITIES
Net income	$43,493,756	$92,841,128	$38,124,705
Equity in earnings of subsidiaries	(46,669,238)	(97,828,948)	(52,348,801)
Share-based compensation	2,702,089	4,200,273	13,788,049
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(29,976)	50,059	(62,305)
Accrued expense and other current liabilities	(58,806)	91,941	(80,418)
Income tax payable	(108,992)	-	-
Net cash used in operating activities	(671,167)	(645,547)	(578,770)

INVESTING ACTIVITIES
Capital contributed to subsidiaries	-	-	(109,778,761)
Net cash used in investing activities	-	-	(109,778,761)

FINANCING ACTIVITIES
Proceeds from follow-on equity offering	-	-	113,540,845
Insurance cost for follow-on equity offering	-	-	(6,919,202)
Proceeds from options exercised	1,051,586	2,238,854	686,596
Net cash provided by financing activities	1,051,586	2,238,854	107,308,239
NET INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS	380,419	1,593,307	(3,049,292)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	2,563,083	2,943,502	4,536,809
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$2,943,502	$4,536,809	$1,487,517

FINANCIAL STATEMENT SCHEDULE I
DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY
Notes to Financial Information of Parent Company

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.
The condensed financial information of Daqo New Energy Corp. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Company's subsidiaries to their parent company in 2018.

4.
As of December 31, 2018, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.